Organization and Business	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS
Cole Credit Property Trust IV, Inc. (the “Company”) was formed on July 27, 2010 and is a Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for federal income tax purposes beginning with the year ending December 31, 2012. The Company is the sole general partner of and owns a 99.9% partnership interest in Cole Operating Partnership IV, LP, a Delaware limited partnership (“CCPT IV OP”). Cole REIT Advisors IV, LLC (“CR IV Advisors”), the affiliated advisor to the Company, is the sole limited partner and owner of an insignificant noncontrolling partnership interest of 0.1% of CCPT IV OP. Substantially all of the Company’s business is conducted through CCPT IV OP.
On January 26, 2012, pursuant to a Registration Statement on Form S-11 filed under the Securities Act of 1933, as amended, (the “Registration Statement”) the Company commenced its initial public offering on a “best efforts” basis of a minimum of 250,000 shares and a maximum of 250.0 million shares of its common stock at a price of $10.00 per share, and up to 50.0 million additional shares to be issued pursuant to a distribution reinvestment plan (the “DRIP”) under which the Company’s stockholders may elect to have distributions reinvested in additional shares of common stock at a price of $9.50 per share (the “Offering”).
On April 13, 2012, the Company issued 308,000 shares of its common stock in the Offering and commenced principal operations. The Company has special escrow provisions for residents of Pennsylvania which have not been satisfied as of June 30, 2012 and, therefore, it has not accepted subscriptions from residents of Pennsylvania. As of June 30, 2012, the Company had issued approximately 4.5 million shares of its common stock in the Offering for gross offering proceeds of $45.1 million before offering costs and selling commissions of $4.8 million. The Company intends to continue to use substantially all of the net proceeds from the Offering to acquire and operate a diversified portfolio of core commercial real estate investments primarily consisting of necessity retail properties located throughout the United States, including U.S. protectorates. The Company expects that the retail properties primarily will be single-tenant properties and multi-tenant “power centers” anchored by large, creditworthy national or regional retailers. The Company expects that the retail properties typically will be subject to long-term triple net or double net leases, whereby the tenant will be obligated to pay for most of the expenses of maintaining the property. As of June 30, 2012, the Company owned 16 properties, comprising 283,000 rentable square feet of commercial space located in 12 states. As of June 30, 2012, the rentable space at these properties was 99.6% leased.